Basis of Presentation of the Consolidated Financial Statements (New Accounting Pronouncements) - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017
Amendment to IAS 12 [Member] | Amendments and Improvements [Member]
Disclosure of expected impact of initial application of new standards or interpretations [Line Items]
Title of new accounting pronouncements	Amendment to IAS 12: Recognition of Deferred Tax Assets for Unrealized Losses
Accounting pronouncements, effective date	Jan. 01, 2017
Accounting pronouncements, description	The purpose of the amendments to IAS 12 “Income Taxes” is to provide requirements on recognition of deferred tax assets for unrealized losses, and clarify how to account for deferred tax assets related to debt instruments measured at fair value.
Amendment to IAS 7 [Member] | Amendments and Improvements [Member]
Disclosure of expected impact of initial application of new standards or interpretations [Line Items]
Title of new accounting pronouncements	Amendment to IAS 7: Disclosure Initiative
Accounting pronouncements, effective date	Jan. 01, 2017
Accounting pronouncements, description	The amendments to IAS 7 “Statement of Cash Flows” are part of the IASB’s initiative aimed at improving presentation and disclosure of information in the financial statements. The amendments add additional disclosure requirements relating to financing activities in the statement of cash flows. See note 5.e for the disclosures required by this amendment.
Annual Improvements to IFRS (2014 – 2016 Cycle) [Member] | Amendments and Improvements [Member]
Disclosure of expected impact of initial application of new standards or interpretations [Line Items]
Title of new accounting pronouncements	Annual Improvements to IFRS (2014 – 2016 Cycle)
Accounting pronouncements, effective date	Jan. 01, 2017
Accounting pronouncements, description	Annual improvements correspond to a series of limited scope amendments clarifying, correcting or eliminating redundancy in IFRS 12 “Disclosures of Interests in Other Entities”.
IFRS 9 [Member]
Disclosure of expected impact of initial application of new standards or interpretations [Line Items]
Title of new accounting pronouncements	IFRS 9: Financial Instruments
Accounting pronouncements, effective date	Jan. 01, 2018
IFRS 15 [Member]
Disclosure of expected impact of initial application of new standards or interpretations [Line Items]
Title of new accounting pronouncements	IFRS 15: Revenue from Contracts with Customers.
Accounting pronouncements, effective date	Jan. 01, 2018
IFRS 16 [Member]
Disclosure of expected impact of initial application of new standards or interpretations [Line Items]
Title of new accounting pronouncements	IFRS 16: Leases
Accounting pronouncements, effective date	Jan. 01, 2019
IFRIC 22 [Member]
Disclosure of expected impact of initial application of new standards or interpretations [Line Items]
Title of new accounting pronouncements	IFRIC 22: Foreign Currency Transactions and Advance Consideration
Accounting pronouncements, effective date	Jan. 01, 2018
IFRIC 23 [Member]
Disclosure of expected impact of initial application of new standards or interpretations [Line Items]
Title of new accounting pronouncements	IFRIC 23: Uncertainty over Income Tax Treatments
Accounting pronouncements, effective date	Jan. 01, 2019
Annual Improvements to IFRS (2014 – 2016 Cycle) [Member] | Amendments and Improvements [Member]
Disclosure of expected impact of initial application of new standards or interpretations [Line Items]
Title of new accounting pronouncements	Annual Improvements to IFRS (Cycles 2014-2016)
Accounting pronouncements, effective date	Jan. 01, 2018
Accounting pronouncements, description	Annual improvements correspond to a series of minor amendments clarifying, correcting or eliminating redundancy in the following standards: IFRS 1 “First-time Adoption of IFRS and IAS 28 “Investments in Associates and Joint Ventures”.
Amendment to IFRS 2 [Member] | Amendments and Improvements [Member]
Disclosure of expected impact of initial application of new standards or interpretations [Line Items]
Title of new accounting pronouncements	Amendment to IFRS 2: Classification and Measurement of Share-based Payment Transactions
Accounting pronouncements, effective date	Jan. 01, 2018
Accounting pronouncements, description	The amendments provide specific accounting requirements for: (i) the effects of vesting and non-vesting conditions on the measurement of cash-settled share-based payments; (ii) share-based payment transactions with a net settlement feature for withholding tax obligations; and (iii) a modification to the terms and conditions of a share-based payment that changes the classification of the transaction from cash-settled to equity-settled.
Amendments to IAS 40 [Member] | Amendments and Improvements [Member]
Disclosure of expected impact of initial application of new standards or interpretations [Line Items]
Title of new accounting pronouncements	Amendments to IAS 40: Transfers of investment property
Accounting pronouncements, effective date	Jan. 01, 2018
Accounting pronouncements, description	The IASB issued this amendment to clarify that a change in management’s intentions for the use of a property by itself does not constitute evidence of a change in use and not a sufficient reclassification criteria.
Amendments to IFRS 9 [Member] | Amendments and Improvements [Member]
Disclosure of expected impact of initial application of new standards or interpretations [Line Items]
Title of new accounting pronouncements	Amendments to IFRS 9: Prepayment features with negative compensation
Accounting pronouncements, effective date	Jan. 01, 2019
Accounting pronouncements, description	The amendments allow entities to measure prepayable financial assets with negative compensation at amortized cost or at fair value through other comprehensive income upon compliance of certain specific condition, instead of being measured at fair value through profit or loss.
Amendments to IAS 28 [Member] | Amendments and Improvements [Member]
Disclosure of expected impact of initial application of new standards or interpretations [Line Items]
Title of new accounting pronouncements	Amendments to IAS 28: Long-term interests in Associates and Joint Ventures
Accounting pronouncements, effective date	Jan. 01, 2019
Accounting pronouncements, description	The IASB issued these amendments to clarify that an entity that applies IFRS 9 to long-term interests in an associate or joint venture that form part of the net investment in the associate or joint venture but to which the equity method is not applied.
Annual Improvements to IFRS (Cycle 2015-2017) [Member] | Amendments and Improvements [Member]
Disclosure of expected impact of initial application of new standards or interpretations [Line Items]
Title of new accounting pronouncements	Annual Improvements to IFRS (Cycle 2015-2017)
Accounting pronouncements, effective date	Jan. 01, 2019
Accounting pronouncements, description	Annual improvements correspond to a series of limited scope amendments that clarify the wording in an IFRS Standard or correct relatively minor oversights or conflicts between existing requirements of IFRS Standards: IFRS 3 “Business combination”, IFRS 11 “Joint arrangements”, IAS 12 “Income taxes” and IAS 23 “Borrowing costs”.
Amendment to IFRS 10 and IAS 28 [Member] | Amendments and Improvements [Member]
Disclosure of expected impact of initial application of new standards or interpretations [Line Items]
Title of new accounting pronouncements	Amendment to IFRS 10 and IAS 28: Sale or Contribution of Assets
Accounting pronouncements, description	The amendment corrects an inconsistency between IFRS 10 “Consolidated Financial Statements” and IAS 28 “Investments in Associates and Joint Ventures” relating to the accounting treatment of the sale or contributions of assets between an Investor and its Associate or Joint Venture. The IASB decided to postpone the effective date of application of the amendment, until obtaining the results of its research Project on the equity method of accounting.
Accounting pronouncements, effective date	Effective date deferred indefinitely